Segment and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of geographic sources of revenues based on the customer's location

	Six Months Ended		Year Ended
	June 30,		December 31,
(in thousands)	2018	2017	2017	2016
	(Unaudited)
China	$38,793	$26,843	$55,344	$38,309
North America	32,551	19,939	46,489	36,200
Other	22,828	17,769	36,747	26,816
	$94,172	$64,551	$138,580	$101,325

Schedule of geographic locations of long lived assets, net,

	June 30,	December 31,
(in thousands)	2018	2017	2016
	(Unaudited)
United States	$16,228	$13,991	$13,811
China	8,691	8,433	8,341
Other	847	991	1,053
	$25,766	$23,415	$23,205